BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Summary of Disaggregation of revenue (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 6,910	$ 6,277	$ 23,732	$ 19,468	$ 34,748	$ 23,268	$ 18,318
Royalty revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	582	0	984	0
License fees [Member]
Disaggregation of Revenue [Line Items]
Revenues	400	200	2,455	1,950	4,500	4,260	5,700
Milestone revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	1,000	1,200	5,371	3,264	10,164	7,125	7,050
Service revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 4,928	$ 4,877	$ 14,922	$ 14,254	$ 20,084	$ 11,883	$ 5,568